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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008
                                               ---------------------------------

Check here if Amendment |_|; Amendment Number:
                                               ---------

This Amendment (Check only one.):   |_|  is a restatement.
                                    |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

 Name:    Strome Investment Management, L.P.
          ----------------------------------------
 Address: 100 Wilshire Blvd., Suite 1750
          ----------------------------------------
          Santa Monica, CA  90401
          ----------------------------------------

          ----------------------------------------

Form 13F File Number: 28 - 04963
                           ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
 Name:     Michael D. Achterberg
           ---------------------------------------
 Title:    Chief Financial Officer
           ---------------------------------------
 Phone:    (310) 917-6600
           ---------------------------------------

Signature, Place, and Date of Signing:


 /s/ Michael D. Achterberg         Santa Monica, CA             May 14, 2008
---------------------------   --------------------------   ---------------------
        [Signature]                 [City, State]                  [Date]

Report Type (Check only one):
 |X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 |_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 |_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:      1
                                        -----------------

Form 13F Information Table Entry Total: 49
                                        -----------------

Form 13F Information Table Value Total: $135,834
                                        -----------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     13F File No.      Name

01      28-4168           Mark Strome

                                                FORM 13F INFORMATION TABLE
       COLUMN 1         COLUMN 2   COLUMN 3   COLUMN4          COLUMN5           COLUMN6   COLUMN7          COLUMN8
----------------------------------------------------------------------------------------------------------------------------

                                               VALUE   SHRS OR    SH/    PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
    NAME OF ISSUER      TITLE OF     CUSIP    (X$1000) PRN AMT    PRN    CALL  DISCRETION*   MGRS     SOLE   SHARED  NONE
                          CLASS
----------------------------------------------------------------------------------------------------------------------------
AGNICO EAGLE MINES LTD  COM       008474108   6,771    100,000    SH             DEFINED      1     100,000
CMN
ALLIANCE HOLDINGS GP    COM       01861G100   173      7,550      SH             DEFINED      1     7,550
LP CMN
ALLIANCE RESOURCE       COM       01877R108   700      20,000     SH             DEFINED      1     20,000
PARTNERS L.P. CMN
ANADARKO PETROLEUM      COM       032511107   7,879    125,000    SH             DEFINED      1     125,000
CORP CMN
ATLAS PIPELINE          COM       049392103   100      2,500      SH             DEFINED      1     2,500
PARTNERS, L.P. CMN
ATLAS PIPELINE          COM       04939R108   2,066    75,500     SH             DEFINED      1     75,500
HOLDINGS LP CMN UNITS
REPRESENTING LIMITED
PARTNERSHIP INTERESTS
BREITBURN ENERGY        COM       106776107   14,874   740,740    SH             DEFINED      1     740,740
PARTNERS LP CMN
BUCKEYE PARTNERS LP     COM       118230101   392      8,500      SH             DEFINED      1     8,500
UNITS CMN
CALUMET SPECIALTY PROD  COM       131476103   637      27,100     SH             DEFINED      1     27,100
PRTNRS CMN
CAMECO CORPORATION CMN  COM       13321L108   4,941    150,000    SH             DEFINED      1     150,000
CHENIERE ENERGY         COM       16411Q101   701      47,000     SH             DEFINED      1     47,000
PARTNERS, L.P. CMN
CLEVELAND CLIFFS,INC    COM       185896107   11,982   100,000    SH             DEFINED      1     100,000
(HLDG CO) CMN
COPANO ENERGY, L.L.C.   COM       217202100   2,051    60,000     SH             DEFINED      1     60,000
CMN
DCP MIDSTREAM PARTNERS  COM       23311P100   363      12,500     SH             DEFINED      1     12,500
LP CMN
EAGLE ROCK ENERGY       COM       26985R104   1,080    75,000     SH             DEFINED      1     75,000
PARTNERS, LP CMN UNITS
ENCANA CORPORATION CMN  COM       292505104   9,469    125,000    SH             DEFINED      1     125,000


                                                FORM 13F INFORMATION TABLE
       COLUMN 1         COLUMN 2   COLUMN 3   COLUMN4          COLUMN5           COLUMN6   COLUMN7          COLUMN8
----------------------------------------------------------------------------------------------------------------------------

                                               VALUE   SHRS OR    SH/    PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
    NAME OF ISSUER      TITLE OF     CUSIP    (X$1000) PRN AMT    PRN    CALL  DISCRETION*   MGRS     SOLE   SHARED  NONE
                          CLASS
----------------------------------------------------------------------------------------------------------------------------
ENBRIDGE ENERGY         COM       29250R106   1,807    38,000     SH             DEFINED      1     38,000
PARTNERS L P CMN
ENERGY TRANSFER         COM       29273R109   1,370    30,000     SH             DEFINED      1     30,000
PARTNERS LP CMN
ENERGY TRANSFER EQUITY  COM       29273V100   625      20,000     SH             DEFINED      1     20,000
L P CMN
ENTERPRISE GP HOLDINGS  COM       293716106   1,434    48,000     SH             DEFINED      1     48,000
L.P. CMN
ENTERPRISE PRODUCTS     COM       293792107   1,782    60,000     SH             DEFINED      1     60,000
PART L.P CMN
EXTERRAN HOLDINGS,      COM       30225X103   1,291    20,000     SH             DEFINED      1     20,000
INC. CMN
GENESIS ENERGY, L.P.    COM       371927104   1,036    55,000     SH             DEFINED      1     55,000
COMMON STOCK
HECLA MINING CO. CMN    COM       422704106   4,464    400,000    SH             DEFINED      1     400,000
HILAND HOLDINGS GP LP   COM       43129M107   1,012    44,000     SH             DEFINED      1     44,000
CMN
INERGY L P CMN          COM       456615103   558      20,000     SH             DEFINED      1     20,000
ISHARES FTSE XINHAU     ETF       464287184   6,757    50,000     SH             DEFINED      1     50,000
CHINA 25 INDEX FD ETF
KINDER MORGAN ENERGY    COM       494550106   1,641    30,000     SH             DEFINED      1     30,000
PARTNERS,* L.P.
L.P.UNITS REP L.P. INTS
LINN ENERGY, LLC CMN    COM       536020100   1,710    90,000     SH             DEFINED      1     90,000
UNITS REPSTG LTD
LIABILITY CO INTERESTS
MAGELLAN MIDSTREAM      COM       55907R108   1,054    46,000     SH             DEFINED      1     46,000
HLDGS, L.P. CMN
MARKWEST ENERGY         COM       570759100   271      8,800      SH             DEFINED      1     8,800
PARTNERS, L.P. UNIT
LTD PARTNERSHIP INT
NATURAL RESOURCE        COM       63900P103   610      21,500     SH             DEFINED      1     21,500
PARTNERS CMN


                                                FORM 13F INFORMATION TABLE
       COLUMN 1         COLUMN 2   COLUMN 3   COLUMN4          COLUMN5           COLUMN6   COLUMN7          COLUMN8
----------------------------------------------------------------------------------------------------------------------------

                                               VALUE   SHRS OR    SH/    PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
    NAME OF ISSUER      TITLE OF     CUSIP    (X$1000) PRN AMT    PRN    CALL  DISCRETION*   MGRS     SOLE   SHARED  NONE
                          CLASS
----------------------------------------------------------------------------------------------------------------------------
CALL/NEM(NEMFL)         CALL      651639106   20       500        SH    CALL     DEFINED      1     500
@ 60 EXP 06/21/2008
NUSTAR ENERGY L.P. CMN  COM       67058H102   2,514    51,900     SH             DEFINED      1     51,900
OSG AMERICA L.P. CMN    COM       671028108   1,409    102,500    SH             DEFINED      1     102,500
ONEOK PARTNERS, L.P.    COM       68268N103   1,610    28,000     SH             DEFINED      1     28,000
LIMITED PARTNERS
INTEREST CMN
PAN AMERICAN SILVER     COM       697900108   7,674    200,000    SH             DEFINED      1     200,000
CORP CMN
RANGE RESOURCES         COM       75281A109   11,104   175,000    SH             DEFINED      1     175,000
CORPORATION CMN
REGENCY ENERGY          COM       75885Y107   749      28,000     SH             DEFINED      1     28,000
PARTNERS LP CMN LTD
PARTNER INTERESTS
SCHLUMBERGER LTD CMN    COM       806857108   6,525    75,000     SH             DEFINED      1     75,000
SEMGROUP ENERGY         COM       81662W108   379      15,000     SH             DEFINED      1     15,000
PARTNERS, L.P. CMN
SILVER WHEATON CORP.    COM       828336107   3,106    200,000    SH             DEFINED      1     200,000
CMN
SPECTRA ENERGY          COM       84756N109   145      6,000      SH             DEFINED      1     6,000
PARTNERS LP CMN
SUBURBAN PROPANE        COM       864482104   718      18,500     SH             DEFINED      1     18,500
PARTNERS, LP CMN
TEPPCO PARTNERS L.P.    COM       872384102   1,587    46,000     SH             DEFINED      1     46,000
UNITS REP LTD PARTNER
INT
TALISMAN ENERGY INC.    COM       87425E103   4,248    240,000    SH             DEFINED      1     240,000
CMN
TARGA RESOURCES         COM       87611X105   233      10,000     SH             DEFINED      1     10,000
PARTNERS LP CMN
WILLIAMS PARTNERS L.    COM       96950F104   977      31,000     SH             DEFINED      1     31,000
P. CMN


                                                FORM 13F INFORMATION TABLE
       COLUMN 1         COLUMN 2   COLUMN 3   COLUMN4          COLUMN5           COLUMN6   COLUMN7          COLUMN8
----------------------------------------------------------------------------------------------------------------------------

                                               VALUE   SHRS OR    SH/    PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
    NAME OF ISSUER      TITLE OF     CUSIP    (X$1000) PRN AMT    PRN    CALL  DISCRETION*   MGRS     SOLE   SHARED  NONE
                          CLASS
----------------------------------------------------------------------------------------------------------------------------
WILLIAMS PIPELINE       COM       96950K103   1,235    70,800     SH             DEFINED      1     70,800
PARTNERS L.P*. CMN
UNITS REPRESENTING
LIMITED PARTNER
INTERESTS

*INVESMENT DISCRETION OVER ALL SECURITIES REPORTED IS SHARED WITH THE OTHER MANAGER ON WHOSE BEHALF THIS FORM 13F REPORT IS
BEING FILED.
